Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of cash and cash equivalents
	At June 30,	At December 31,
	2023	2022
(in Euros)	(Unaudited)
Cash in bank	€12,209,242	€29,790,838
Cash in hand & prepaid cards	4,018	4,018
Total	€12,213,260	€29,794,856

Schedule of fair values due to short-term nature of assets and liabilities

The carrying values of the Company’s research and development tax credits, VAT credits, accounts payable, accrued expenses and other current liabilities approximate their fair values due to the short-term nature of these assets and liabilities.

	June 30, 2023
	Total	Level 1	Level 2	Level 3
Marketable Securities	€9,998,547	€9,998,547	€-	€-
Total financial assets	€9,998,547	€9,998,547	€-	€-